Related Party Transactions - Summary of Compensation To Key Management (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Short-term employee benefits	₩ 22,953	₩ 26,728	₩ 27,053
Post-employment benefits	1,618	1,395	1,637
Share-based payments	48,585	43,962	24,470
Total	73,156	72,085	53,160
Registered directors (executive)
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Short-term employee benefits	7,002	7,196	7,874
Post-employment benefits	1,041	915	930
Share-based payments	18,478	14,726	8,654
Total	26,521	22,837	17,458
Registered directors (non-executive)
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Short-term employee benefits	1,094	1,081	1,092
Post-employment benefits	0	0	0
Share-based payments	0	0	0
Total	1,094	1,081	1,092
Non-registered directors
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Short-term employee benefits	14,857	18,451	18,087
Post-employment benefits	577	480	707
Share-based payments	30,107	29,236	15,816
Total	₩ 45,541	₩ 48,167	₩ 34,610